Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 11, 2012
Registrant Name	dei_EntityRegistrantName	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	dei_EntityCentralIndexKey	0000811030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 11, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun 11, 2012
Prospectus Date	rr_ProspectusDate	Oct 31, 2011

Brown Advisory Opportunity Fund (Prospectus Summary): | Brown Advisory Opportunity Fund
BROWN ADVISORY OPPORTUNITY FUND
BROWN ADVISORY OPPORTUNITY FUND Institutional Shares (BIAOX) Advisor Shares Supplement dated June 11, 2012 to Prospectus dated October 31, 2011 As supplemented December 22, 2011
Effective immediately, the first paragraph of the Summary Section of Brown Advisory Opportunity Fund’s “Principal Investment Strategies” on page 29 of the Combined Prospectus has been modified as follows:

Under normal conditions, Brown Investment Advisory Incorporated (the “Advisor”) seeks to achieve the Fund’s investment objective by investing primarily in a diversified portfolio of equity securities.  In doing so, the Advisor may invest broadly across the traditional style spectrum and may incorporate a mix of value and growth investment strategies, regardless of market capitalization. The Advisor selects equity securities of “high quality companies” that the Advisor believes have significant market opportunities where the companies are leaders or potential leaders in their respective industries, market proprietary products and services or are engaged in new product development and product cycle leadership that sustains a strong brand franchise.  Equity securities include domestic common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”), and the Advisor may also invest in private placements in these types of securities.  The Fund invests primarily in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein.  ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities.  The Fund may invest up to 20% of its net assets in foreign securities, including in emerging markets.

Please retain this Supplement with the Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct 31, 2011
Brown Advisory Opportunity Fund (Prospectus Summary): | Brown Advisory Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BROWN ADVISORY OPPORTUNITY FUND
Supplement Text	ck0000811030_SupplementTextBlock	BROWN ADVISORY OPPORTUNITY FUND Institutional Shares (BIAOX) Advisor Shares Supplement dated June 11, 2012 to Prospectus dated October 31, 2011 As supplemented December 22, 2011
Investment Strategy, Heading	rr_StrategyHeading	Effective immediately, the first paragraph of the Summary Section of Brown Advisory Opportunity Fund’s “Principal Investment Strategies” on page 29 of the Combined Prospectus has been modified as follows:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal conditions, Brown Investment Advisory Incorporated (the “Advisor”) seeks to achieve the Fund’s investment objective by investing primarily in a diversified portfolio of equity securities.  In doing so, the Advisor may invest broadly across the traditional style spectrum and may incorporate a mix of value and growth investment strategies, regardless of market capitalization. The Advisor selects equity securities of “high quality companies” that the Advisor believes have significant market opportunities where the companies are leaders or potential leaders in their respective industries, market proprietary products and services or are engaged in new product development and product cycle leadership that sustains a strong brand franchise.  Equity securities include domestic common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”), and the Advisor may also invest in private placements in these types of securities.  The Fund invests primarily in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein.  ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities.  The Fund may invest up to 20% of its net assets in foreign securities, including in emerging markets.

Supplement Closing	ck0000811030_SupplementClosingTextBlock	Please retain this Supplement with the Prospectus.
Brown Advisory Opportunity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIAOX